Annual Total Returns - VIPStockSelectorAllCapPortfolio-InvestorPRO - VIPStockSelectorAllCapPortfolio-InvestorPRO - VIP Stock Selector All Cap Portfolio	Apr. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2021
VIP Stock Selector All Cap Portfolio - Investor Class
Bar Chart Table:
Annual Return 2022	(19.51%)